T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
BRAZIL 1.9%
Corporate Bonds 1.9%
Azul Investments, 5.875%, 10/26/24 (USD)	400,000	406
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	200,000	204
Usiminas International, 5.875%, 7/18/26 (USD) (1)	245,000	249
Vale Overseas, 4.375%, 1/11/22 (USD)	300,000	311
Total Brazil (Cost $1,127)		1,170

CANADA 1.6%
Bank Loans 0.6%
Garda World Security, FRN, 3M USD LIBOR + 3.50%, 6.025%,
5/26/24 (USD)	400,000	400
		400
Corporate Bonds 1.0%
Enbridge, Series 16-A, VR, 6.00%, 1/15/77 (USD) (2)	250,000	259
Transcanada Trust, Series 16-A, VR, 5.875%,
8/15/76 (USD) (2)(3)	350,000	368
		627
Total Canada (Cost $1,040)		1,027

CHINA 2.6%
Corporate Bonds 2.6%
Agile Group Holdings, 8.50%, 7/18/21 (USD)	400,000	426
China Evergrande Group, 6.25%, 6/28/21 (USD)	400,000	386
Country Garden Holdings, 7.125%, 4/25/22 (USD)	400,000	425
Times China Holdings, 7.85%, 6/4/21 (USD)	400,000	412
Total China (Cost $1,613)		1,649

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CZECH REPUBLIC 0.1%
Common Stocks 0.1%
Moneta Money Bank	26,200	90
Total Czech Republic (Cost $92)		90

EGYPT 0.8%
Government Bonds 0.8%
Government of Egypt Treasury Bills, 17.402%, 8/20/19	7,700,000	465
Total Egypt (Cost $456)		465

GERMANY 0.8%
Common Stocks 0.1%
Knorr-Bremse	544	55
		55
Corporate Bonds 0.7%
Unitymedia, 6.125%, 1/15/25 (USD) (1)	200,000	209
Unitymedia Hessen, 5.00%, 1/15/25 (USD) (1)	200,000	206
		415
Total Germany (Cost $463)		470

HUNGARY 0.3%
Common Stocks 0.3%
OTP Bank	4,500	187
Total Hungary (Cost $167)		187

INDIA 0.4%
Common Stocks 0.4%
Maruti Suzuki India	1,300	103

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Shriram Transport Finance	11,000	154
Total India (Cost $300)		257

IRELAND 0.8%
Corporate Bonds 0.8%
Ardagh Packaging Finance, 4.625%, 5/15/23 (USD) (1)	250,000	256
Ardagh Packaging Finance, 7.25%, 5/15/24 (USD) (1)	200,000	211
Total Ireland (Cost $458)		467

NETHERLANDS 0.3%
Corporate Bonds 0.3%
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (1)	200,000	211
Total Netherlands (Cost $200)		211

POLAND 0.2%
Common Stocks 0.2%
Powszechna Kasa Oszczednosci Bank Polski	11,100	117
Total Poland (Cost $120)		117

RUSSIA 0.3%
Common Stocks 0.3%
HeadHunter Group, Class A, ADR (USD)	8,556	155
Total Russia (Cost $115)		155

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Network International Holdings (GBP) (4)	10,022	75
Total United Arab Emirates (Cost $63)		75

UNITED KINGDOM 1.5%
Common Stocks 0.0%
Farfetch, Class A (USD) (3)(4)	285	6
		6
Corporate Bonds 1.5%
Inmarsat Finance, 6.50%, 10/1/24 (USD) (1)	400,000	418
Avon International Capital, 6.50%, 8/15/22 (USD) (1)	500,000	508
		926
Total United Kingdom (Cost $926)		932

UNITED STATES 75.3%
Corporate Bonds 9.8%
Arconic, 6.15%, 8/15/20 (3)	200,000	206
Arconic, 5.40%, 4/15/21	200,000	207
Clear Channel Worldwide Holdings, Series B, 6.50%, 11/15/22	650,000	664
CSC Holdings, 10.875%, 10/15/25 (1)	300,000	342
Elanco Animal Health, 3.912%, 8/27/21	90,000	92
Eldorado Resorts, 7.00%, 8/1/23	400,000	418
First Data, 5.75%, 1/15/24 (1)	500,000	514
GCI, 6.625%, 6/15/24 (1)(3)	120,000	128
HCA Healthcare, 6.25%, 2/15/21	750,000	786
Hexion, 7.875%, 7/15/27 (1)	500,000	494
NBCUniversal Enterprise, 5.25% (1)(5)	200,000	206
Nielsen Luxembourg, 5.50%, 10/1/21 (1)	400,000	400
NuStar Logistics, 4.80%, 9/1/20	200,000	203

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NVA Holdings, 6.875%, 4/1/26 (1)	15,000	16
Rent-A-Center, 6.625%, 11/15/20 (3)	200,000	200
Rent-A-Center, 4.75%, 5/1/21	200,000	200
Solera, 10.50%, 3/1/24 (1)	300,000	321
USA Compression Partners, 6.875%, 9/1/27 (1)	270,000	281
Zayo Group, 5.75%, 1/15/27 (1)	400,000	405
		6,083
Bank Loans 13.7% (6)
Advanced Disposal Services, FRN, 3M USD LIBOR + 2.25%,
4.599%, 11/10/23	598,374	599
Agiliti Health, FRN, 3M USD LIBOR + 3.00%, 5.438%, 1/4/26 (7)	104,738	105
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.734%, 8/4/25	570,000	580
CEC Entertainment, FRN, 3M USD LIBOR + 3.25%, 5.484%,
2/12/21	398,947	397
CEOC, FRN, 3M USD LIBOR + 2.00%, 4.234%, 10/7/24	499,165	498
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.50%, 5.734%,
5/16/24	85,000	85
Edelman Financial Center, FRN, 3M USD LIBOR + 3.25%,
5.564%, 7/21/25	223,875	224
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%,
9.064%, 7/20/26	300,000	302
FHC Health Systems, FRN, 3M USD LIBOR + 4.00%, 6.234%,
12/23/21	398,958	399
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 8.984%,
3/16/26	380,000	377
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%,
4.484%, 3/24/25	304,808	304
Marriott Ownership Resorts, FRN, 3M USD LIBOR + 2.25%,
4.484%, 8/29/25	238,800	239
MedPlast Holdings, FRN, 3M USD LIBOR + 3.75%, 6.08%,
7/2/25	307,675	305
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 4.24%,
5/29/25	181,091	181
Milacron, FRN, 3M USD LIBOR + 2.50%, 4.734%, 9/28/23 (7)	400,000	400
NEP Group, FRN, 3M USD LIBOR + 3.25%, 5.484%, 10/20/25	383,075	383

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)

OMNOVA Solutions, FRN, 3M USD LIBOR + 3.253%, 5.652%,
8/25/23 (7)	300,000	300
Pacific Gas & Electric , FRN, 3M USD LIBOR + 2.25%, 4.64%,
12/31/20 (8)	485,000	490
Sedgwick Claims Management Services, FRN, 3M USD LIBOR
+ 3.25%, 5.484%, 12/31/25	149,250	147
Shutterfly, FRN, 3M USD LIBOR + 2.50%, 4.74%, 8/17/24	399,000	399
Tacala Investment, FRN, 3M USD LIBOR + 7.00%, 9.234%,
1/30/26	430,000	431
Trans Union, FRN, 3M USD LIBOR + 2.00%, 4.234%, 6/19/25	415,800	416
Tribune Media, FRN, 3M USD LIBOR + 3.00%, 5.234%, 1/26/24	600,000	599
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 6.325%,
4/4/25	396,000	397
		8,557
Common Stocks 1.5%
Bloom Energy, Class A (3)(4)	932	10
Carvana (3)(4)	1,000	64
Celgene (4)	1,900	175
Collier Creek Holdings (4)	14,339	151
Conyers Park II Acquisition (4)	3,442	35
Edison International	893	67
Health Catalyst (4)	562	25
Pagerduty (3)(4)	209	9
Parsons (4)	2,077	76
Pluralsight, Class A (3)(4)	538	16
Sentinel Energy Services (4)	28,029	291
Shockwave Medical (3)(4)	210	10
Tradeweb Markets, Class A	72	3
		932
Convertible Preferred Stocks 2.3%
American Electric Power, 6.125%, 3/15/22 (3)	2,179	117
Aqua America, 6.00%, 4/30/22	1,560	89
Assurant, Series D, 6.50%, 3/15/21	2,200	258
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	4,000	247
Danaher, Series A, 4.75%, 4/15/22 (3)	270	306

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
DTE Energy, 6.50%, 10/1/19	3,500	195
Sempra Energy, Series A, 6.00%, 1/15/21	1,600	178
Sempra Energy, Series B, 6.75%, 7/15/21	500	56
		1,446
Preferred Stocks 0.5%
NuStar Logistics, VR, 9.037%, 1/15/43	13,000	338
		338
Bond Mutual Funds 47.5%
T Rowe Price Dynamic Credit Fund - I Class, 4.21% (9)(10)	551,468	5,592
T. Rowe Price Dynamic Global Bond Fund - I Class,
2.48% (9)(10)	440,571	4,115
T. Rowe Price Ultra Short-Term Bond Fund - I Class,
2.65% (9)(10)	3,953,151	19,924
		29,631
Total United States (Cost $46,631)		46,987

SHORT-TERM INVESTMENTS 9.4%
Money Market Funds 9.4%
T. Rowe Price Government Reserve Fund, 2.38% (9)(11)	5,855,792	5,856
Total Short-Term Investments (Cost $5,856)		5,856

SECURITIES LENDING COLLATERAL 2.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.1%
Short-Term Funds 2.1%
T. Rowe Price Short-Term Fund, 2.43% (9)(11)	128,882	1,289
Total Short-Term Funds		1,289
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		1,289
Total Securities Lending Collateral (Cost $1,289)		1,289

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.1%

Exchange-Traded Options Purchased 0.1%

Description	Contracts	Notional Amount	Value

Deere, Put, 10/18/19 @ $155.00 (4)	60	994	$ 24

Invesco Senior Loan ETF, Put, 10/18/19 @ $22.00 (4)	400	913	3

Prospect Capital, Put, 1/17/20 @ $5.00 (4)	318	211	3

Rent-A-Center, Put, 1/17/20 @ $12.00 (4)	29	78	—

Rent-A-Center, Put, 1/17/20 @ $15.00 (4)	13	35	—

SPDR S&P 500 ETF Trust, Put, 9/20/19
@ $275.00 (4)	70	2,082	11

SPDR S&P 500 ETF Trust, Put, 10/18/19
@ $285.00 (4)	60	1,785	26

Total Options Purchased (Cost $88)			67

Total Investments in Securities 98.6%
(Cost $61,004)			$61,471

Other Assets Less Liabilities 1.4%			866

Net Assets 100.0%			$62,337

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $5,375 and represents 8.6% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at July 31, 2019.
(4) Non-income producing
(5)	Perpetual security with no stated maturity date.
(6)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(7) Level 3 in fair value hierarchy.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(8)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at July 31, 2019, was $121 and was valued at $121 (0.2% of net assets) .
(9)	Affiliated Companies
(10)	SEC 30-day yield
(11)	Seven-day yield
1M ADBB	One month AUD bank bill
1M CAD CDOR	One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR	One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR	One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR	One month DKK CIBOR (Copenhagen interbank offered rate)
1M EUR LIBOR	One month EUR EURIBOR (EURO interbank offered rate)
1M GBP LIBOR	One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR	One month HKD HIBOR (Hong Kong interbank offered rate)
1M JIBAR	One month ZAR JIBAR (Johannesburg interbank average rate )
1M JPY LIBOR	One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR	One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR	One month SEK STIBOR (Stockholm interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADBB	AUD bank bill
ADR	American Depositary Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description	Contracts	Notional Amount	Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
8/16/19 @ $87.00	299	2,599	$ (17)
S&P 500 Index, Call, 8/16/19 @ $3,025.00	8	2,384	(9)
S&P 500 Index, Call, 8/16/19 @ $3,050.00	5	1,490	(2)
S&P 500 Index, Call, 8/16/19 @ $3,075.00	26	7,749	(4)
S&P 500 Index, Call, 9/20/19 @ $3,075.00	7	2,086	(11)
S&P 500 Index, Call, 9/20/19 @ $3,100.00	7	2,086	(7)
U. S. Treasury Long Bond futures contracts, Call,
8/23/19 @ $157.00	11	1,712	(6)
U. S. Treasury Long Bond futures contracts, Call,
8/23/19 @ $158.00	27	4,201	(7)
U. S. Treasury Long Bond futures contracts, Call,
9/20/19 @ $158.00	15	2,323	(8)
U. S. Treasury Long Bond futures contracts, Put,
8/23/19 @ $151.00	23	3,579	(2)
U. S. Treasury Long Bond futures contracts, Put,
9/20/19 @ $150.00	15	2,323	(4)
Total Options Written (Premiums $(125))			(77)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts In 000s)
SWAPS (0.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.1)%

Credit Default Swaps, Protection Bought (0.0)%

Sweden (0.0)%

Goldman Sachs, Protection Bought (Relevant
Credit: Stena, 7.00% 2/1/24), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/21
(EUR)	100	(6)	(2)	(4)

Total Sweden			(2)	(4)

Total Bilateral Credit Default Swaps, Protection Bought			(2)	(4)

Total Return Swaps (0.1)%

Australia 0.0%

Citibank, Pay Underlying Reference: Australia &
New Zealand Banking Group Monthly, Receive
Variable 0.725% (1M ADBB + (0.40)%) Monthly,
1/17/20	141	(3)	—	(3)

Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia Monthly,
Receive Variable 0.725% (1M ADBB + (0.40)%)
Monthly, 1/17/20	169	(1)	—	(1)

Citibank, Pay Underlying Reference: Fortescue
Metals Group Monthly, Receive Variable 0.725%
(1M ADBB + (0.40)%) Monthly, 1/17/20	132	6	—	6

Citibank, Pay Underlying Reference: National
Australia Bank Monthly, Receive Variable 0.725%
(1M ADBB + (0.40)%) Monthly, 1/17/20	151	(6)	—	(6)

Citibank, Pay Underlying Reference: Westpac
Banking Monthly, Receive Variable 0.725% (1M
ADBB + (0.40)%) Monthly, 1/17/20	149	(3)	—	(3)

Citibank, Receive Underlying Reference:
Northern Star Resources Monthly, Pay Variable
1.525% (1M ADBB + 0.40%) Monthly, 1/17/20	178	11	—	11

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Pay Underlying Reference:
National Australia Bank Monthly, Receive
Variable 0.825% (1M ADBB + (0.30)%) Monthly,
1/17/20	28	(1)	—	(1)

JPMorgan Chase, Pay Underlying Reference:
Westpac Banking Monthly, Receive Variable
0.825% (1M ADBB + (0.30)%) Monthly, 1/17/20	29	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Australia & New Zealand Banking Group
Monthly, Receive Variable 0.725% (1M ADBB +
(0.40)%) Monthly, 1/17/20	27	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Fortescue Metals Group Monthly, Receive
Variable 0.725% (1M ADBB + (0.40)%) Monthly,
1/17/20	88	4	—	4

Morgan Stanley, Pay Underlying Reference:
National Australia Bank Monthly, Receive
Variable 0.725% (1M ADBB + (0.40)%) Monthly,
1/17/20	27	(1)	—	(1)

UBS Securities, Pay Underlying Reference:
Fortescue Metals Group Monthly, Receive
Variable 0.675% (1M ADBB + (0.45)%) Monthly,
1/17/20	88	3	—	3

Total Australia			—	7

Austria (0.0)%

Morgan Stanley, Receive Underlying Reference:
BAWAG Group Monthly, Pay Variable 0.157%
(1M EUR LIBOR + 0.55%) Monthly, 1/17/20	119	(4)	—	(4)

Total Austria			—	(4)

Belgium 0.0%

Citibank, Receive Underlying Reference: KBC
Group Monthly, Pay Variable (0.043)% (1M EUR
LIBOR + 0.35%) Monthly, 1/17/20	57	(1)	—	(1)

Goldman Sachs, Receive Underlying Reference:
Umicore Monthly, Pay Variable 0.007% (1M EUR
LIBOR + 0.40%) Monthly, 1/17/20	88	7	—	7

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
KBC Group Monthly, Pay Variable 0.157% (1M
EUR LIBOR + 0.55%) Monthly, 1/17/20	7	—	—	—

Total Belgium			—	6

Bermuda (0.0)%

Citibank, Receive Underlying Reference: Hiscox
Monthly, Pay Variable 1.069% (1M GBP LIBOR +
0.35%) Monthly, 1/17/20	336	(8)	—	(8)

Goldman Sachs, Receive Underlying Reference:
Axis Capital Holdings Monthly, Pay Variable
2.714% (1M USD LIBOR + 0.40%) Monthly,
1/17/20	121	6	—	6

Total Bermuda			—	(2)

Canada 0.0%

Citibank, Receive Underlying Reference: Sprott
Physical Gold and Silver Trust Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	73	2	—	2

Goldman Sachs, Pay Underlying Reference:
Cameco Monthly, Receive Variable 1.555% (1M
CAD CDOR + (0.40)%) Monthly, 1/17/20	194	13	—	13

Goldman Sachs, Receive Underlying Reference:
Bombardier, Class B Monthly, Pay Variable
2.355% (1M CAD CDOR + 0.40%) Monthly,
1/17/20	253	5	—	5

Goldman Sachs, Receive Underlying Reference:
Canada Goose Holdings Monthly, Pay Variable
2.714% (1M USD LIBOR + 0.40%) Monthly,
1/17/20	229	16	—	16

Goldman Sachs, Receive Underlying Reference:
Sprott Physical Silver Trust Monthly, Pay Variable
2.714% (1M USD LIBOR + 0.40%) Monthly,
1/17/20	125	9	—	9

Morgan Stanley, Receive Underlying Reference:
ERO Copper Monthly, Pay Variable 2.505% (1M
CAD CDOR + 0.55%) Monthly, 1/17/20	174	1	—	1

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Franco-Nevada Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	172	2	—	2

Morgan Stanley, Receive Underlying Reference:
Hudbay Minerals Monthly, Pay Variable 2.505%
(1M CAD CDOR + 0.55%) Monthly, 1/17/20	178	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Interfor Monthly, Pay Variable 2.505% (1M CAD
CDOR + 0.55%) Monthly, 1/17/20	206	—	—	—

Morgan Stanley, Receive Underlying Reference:
Kirkland Lake Gold Monthly, Pay Variable
2.505% (1M CAD CDOR + 0.55%) Monthly,
1/17/20	232	(11)	—	(11)

Morgan Stanley, Receive Underlying Reference:
Sprott Physical Gold and Silver Trust Monthly,
Pay Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	60	2	—	2

Morgan Stanley, Receive Underlying Reference:
West Fraser Timber Monthly, Pay Variable
2.505% (1M CAD CDOR + 0.55%) Monthly,
1/17/20	249	(10)	—	(10)

Total Canada			—	25

Cayman Islands (0.0)%

Bank of America N. A. , Receive Underlying
Reference: Alibaba Group Holding Monthly, Pay
Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	139	—	—	—

Citibank, Receive Underlying Reference: Geely
Automobile Holdings Monthly, Pay Variable
2.216% (1M HKD HIBOR + 0.40%) Monthly,
1/17/20	140	1	—	1

Citibank, Receive Underlying Reference: Minth
Group Monthly, Pay Variable 2.216% (1M HKD
HIBOR + 0.40%) Monthly, 1/17/20	188	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Baozun Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	220	(16)	—	(16)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Farfetch Ltd Monthly, Pay Variable 2.674% (1M
USD LIBOR + 0.36%) Monthly, 1/17/20	104	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Geely Automobile Holdings Monthly, Pay
Variable 2.458% (1M HKD HIBOR + 0.55%)
Monthly, 1/17/20	302	—	—	—

Morgan Stanley, Receive Underlying Reference:
Minth Group Monthly, Pay Variable 2.458% (1M
HKD HIBOR + 0.55%) Monthly, 1/17/20	144	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
Geely Automobile Holdings Monthly, Pay
Variable 2.166% (1M HKD HIBOR + 0.35%)
Monthly, 1/17/20	702	3	—	3

UBS Securities, Receive Underlying Reference:
Minth Group Monthly, Pay Variable 2.166% (1M
HKD HIBOR + 0.35%) Monthly, 1/17/20	893	(6)	—	(6)

Total Cayman Islands			—	(24)

China (0.0)%

Citibank, Receive Underlying Reference:
Sinopec Engineering Group, Class H Monthly,
Pay Variable 2.216% (1M HKD HIBOR + 0.40%)
Monthly, 1/17/20	628	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
Midea Group, Class A Monthly, Pay Variable
3.527% (1M CNH HIBOR + 0.75%) Monthly,
1/17/20	1,093	—	—	—

Total China			—	(2)

Denmark 0.0%

Citibank, Pay Underlying Reference: Vestas Wind
Systems Monthly, Receive Variable (0.785)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/17/20	587	5	—	5

Goldman Sachs, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.835)% (1M DKK CIBOR + (0.40)%)
Monthly, 1/17/20	342	1	—	1

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: Ascendis Pharma Monthly, Pay
Variable 2.664% (1M USD LIBOR + 0.35%)
Monthly, 1/17/20	213	7	—	7

Morgan Stanley, Pay Underlying Reference:
Coloplast, Class B Monthly, Receive Variable
(0.835)% (1M DKK CIBOR + (0.40)%) Monthly,
1/17/20	2,217	2	—	2

Morgan Stanley, Pay Underlying Reference: DSV
Monthly, Receive Variable (0.835)% (1M DKK
CIBOR + (0.40)%) Monthly, 1/17/20	2,144	—	—	—

Morgan Stanley, Pay Underlying Reference:
Vestas Wind Systems Monthly, Receive Variable
(0.835)% (1M DKK CIBOR + (0.40)%) Monthly,
1/17/20	739	6	—	6

UBS Securities, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.835)% (1M DKK CIBOR + (0.40)%)
Monthly, 1/17/20	265	1	—	1

UBS Securities, Pay Underlying Reference:
Vestas Wind Systems Monthly, Receive Variable
(0.835)% (1M DKK CIBOR + (0.40)%) Monthly,
1/17/20	822	7	—	7

Total Denmark			—	29

Finland (0.0)%

Citibank, Pay Underlying Reference: Metso
Monthly, Receive Variable (0.743)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/17/20	108	3	—	3

Citibank, Pay Underlying Reference: Nokian
Renkaat Monthly, Receive Variable (0.743)% (1M
EUR LIBOR + (0.35)%) Monthly, 1/17/20	81	6	—	6

Morgan Stanley, Pay Underlying Reference:
Metso Monthly, Receive Variable (0.793)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/17/20	225	5	—	5

Morgan Stanley, Pay Underlying Reference:
Nokian Renkaat Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	104	7	—	7

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Sampo, A Shares Monthly, Pay Variable 0.157%
(1M EUR LIBOR + 0.55%) Monthly, 1/17/20	77	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
Wartsila Monthly, Pay Variable 0.157% (1M EUR
LIBOR + 0.55%) Monthly, 1/17/20	220	(17)	—	(17)

UBS Securities, Receive Underlying Reference:
Kojamo Monthly, Pay Variable (0.043)% (1M EUR
LIBOR + 0.35%) Monthly, 1/17/20	147	(5)	—	(5)

UBS Securities, Receive Underlying Reference:
Sampo, A Shares Monthly, Pay Variable (0.043)%
(1M EUR LIBOR + 0.35%) Monthly, 1/17/20	73	(8)	—	(8)

Total Finland			—	(18)

France (0.1)%

Citibank, Pay Underlying Reference: Klepierre
Monthly, Receive Variable (0.743)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/17/20	151	11	—	11

Citibank, Pay Underlying Reference: Natixis
Monthly, Receive Variable (0.743)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/17/20	78	2	—	2

Citibank, Pay Underlying Reference: Valeo
Monthly, Receive Variable (0.743)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/17/20	181	(25)	—	(25)

Citibank, Receive Underlying Reference: AXA
Monthly, Pay Variable (0.043)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/17/20	582	(21)	—	(21)

Citibank, Receive Underlying Reference: Eutelsat
Communications Monthly, Pay Variable (0.043)%
(1M EUR LIBOR + 0.35%) Monthly, 1/17/20	62	—	—	—

Citibank, Receive Underlying Reference: Rexel
Monthly, Pay Variable (0.043)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/17/20	137	(10)	—	(10)

Citibank, Receive Underlying Reference:
Sartorius Stedim Biotech Monthly, Pay Variable
(0.043)% (1M EUR LIBOR + 0.35%) Monthly,
1/17/20	41	2	—	2

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Receive Underlying Reference:
AXA Monthly, Pay Variable 0.007% (1M EUR
LIBOR + 0.40%) Monthly, 1/17/20	378	(14)	—	(14)

Goldman Sachs, Receive Underlying Reference:
BioMerieux Monthly, Pay Variable 0.007% (1M
EUR LIBOR + 0.40%) Monthly, 1/17/20	34	2	—	2

Goldman Sachs, Receive Underlying Reference:
Iliad Monthly, Pay Variable 0.007% (1M EUR
LIBOR + 0.40%) Monthly, 1/17/20	111	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Arkema Monthly, Receive Variable (0.793)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/17/20	298	5	—	5

Morgan Stanley, Pay Underlying Reference: Cie
de Saint-Gobain Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	333	(10)	—	(10)

Morgan Stanley, Pay Underlying Reference:
Ingenico Group Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	98	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
AXA Monthly, Pay Variable 0.157% (1M EUR
LIBOR + 0.55%) Monthly, 1/17/20	130	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
BioMerieux Monthly, Pay Variable 0.157% (1M
EUR LIBOR + 0.55%) Monthly, 1/17/20	214	14	—	14

Morgan Stanley, Receive Underlying Reference:
EssilorLuxottica Monthly, Pay Variable 0.157%
(1M EUR LIBOR + 0.55%) Monthly, 1/17/20	43	2	—	2

Morgan Stanley, Receive Underlying Reference:
Eutelsat Communications Monthly, Pay Variable
0.157% (1M EUR LIBOR + 0.55%) Monthly,
1/17/20	271	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Sartorius Stedim Biotech Monthly, Pay Variable
0.157% (1M EUR LIBOR + 0.55%) Monthly,
1/17/20	28	1	—	1

Morgan Stanley, Receive Underlying Reference:
Thales Monthly, Pay Variable 0.157% (1M EUR
LIBOR + 0.55%) Monthly, 1/17/20	199	(5)	—	(5)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Pay Underlying Reference:
LVMH Moet Hennessy Louis Vuitton Monthly,
Receive Variable (0.793)% (1M EUR LIBOR +
(0.40)%) Monthly, 1/17/20	164	2	—	2

UBS Securities, Pay Underlying Reference:
Orange Monthly, Receive Variable (0.793)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/17/20	223	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
JCDecaux Monthly, Pay Variable (0.043)% (1M
EUR LIBOR + 0.35%) Monthly, 1/17/20	47	—	—	—

Total France			—	(64)

Germany (0.0)%

Citibank, Pay Underlying Reference: Deutsche
Lufthansa Monthly, Receive Variable (0.743)%
(1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	104	3	—	3

Citibank, Pay Underlying Reference: MTU Aero
Engines Monthly, Receive Variable (0.743)% (1M
EUR LIBOR + (0.35)%) Monthly, 1/17/20	103	(5)	—	(5)

Citibank, Pay Underlying Reference: Vonovia
Monthly, Receive Variable (0.743)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/17/20	51	(1)	—	(1)

Citibank, Receive Underlying Reference:
Brenntag Monthly, Pay Variable (0.043)% (1M
EUR LIBOR + 0.35%) Monthly, 1/17/20	171	4	—	4

Citibank, Receive Underlying Reference:
Sartorius Monthly, Pay Variable (0.043)% (1M
EUR LIBOR + 0.35%) Monthly, 1/17/20	55	—	—	—

Citibank, Receive Underlying Reference: Traton
Monthly, Pay Variable (0.043)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/17/20	309	(25)	—	(25)

Goldman Sachs, Pay Underlying Reference:
Covestro Monthly, Receive Variable (0.793)%
(1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	87	3	—	3

Goldman Sachs, Pay Underlying Reference:
Deutsche Boerse Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	83	1	—	1

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Pay Underlying Reference:
Deutsche Post Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	37	—	—	—

Goldman Sachs, Pay Underlying Reference:
Deutsche Telekom Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	70	1	—	1

Goldman Sachs, Receive Underlying Reference:
Daimler Monthly, Pay Variable 0.007% (1M EUR
LIBOR + 0.40%) Monthly, 1/17/20	17	—	—	—

Goldman Sachs, Receive Underlying Reference:
HUGO BOSS Monthly, Pay Variable 0.007% (1M
EUR LIBOR + 0.40%) Monthly, 1/17/20	32	—	—	—

Goldman Sachs, Receive Underlying Reference:
Traton Monthly, Pay Variable 0.007% (1M EUR
LIBOR + 0.40%) Monthly, 1/17/20	88	(7)	—	(7)

Morgan Stanley, Pay Underlying Reference:
Covestro Monthly, Receive Variable (0.793)%
(1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	69	2	—	2

Morgan Stanley, Pay Underlying Reference:
Deutsche Boerse Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	151	2	—	2

Morgan Stanley, Pay Underlying Reference:
Deutsche Lufthansa Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	103	4	—	4

Morgan Stanley, Pay Underlying Reference:
Deutsche Post Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	212	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Deutsche Telekom Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	564	8	—	8

Morgan Stanley, Pay Underlying Reference:
Hannover Rueck Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	310	4	—	4

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Vonovia Monthly, Receive Variable (0.793)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/17/20	283	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Continental Monthly, Pay Variable 0.149% (1M
EUR LIBOR + 0.55%) Monthly, 1/17/20	233	(10)	—	(10)

Morgan Stanley, Receive Underlying Reference:
Daimler Monthly, Pay Variable 0.157% (1M EUR
LIBOR + 0.55%) Monthly, 1/17/20	85	1	—	1

Morgan Stanley, Receive Underlying Reference:
Deutsche Wohnen Monthly, Pay Variable
(0.392)% (1M EUR LIBOR + 0.55%) Monthly,
1/17/20	359	—	—	—

Morgan Stanley, Receive Underlying Reference:
HeidelbergCement Monthly, Pay Variable
0.157% (1M EUR LIBOR + 0.55%) Monthly,
1/17/20	68	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Sartorius Monthly, Pay Variable 0.157% (1M EUR
LIBOR + 0.55%) Monthly, 1/17/20	55	—	—	—

Morgan Stanley, Receive Underlying Reference:
Volkswagen Monthly, Pay Variable 0.157% (1M
EUR LIBOR + 0.55%) Monthly, 1/17/20	489	(8)	—	(8)

UBS Securities, Pay Underlying Reference:
Fresenius Medical Care Monthly, Receive
Variable (0.799)% (1M EUR LIBOR + (0.40)%)
Monthly, 1/17/20	38	3	—	3

UBS Securities, Pay Underlying Reference:
Hannover Rueck Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	132	2	—	2

UBS Securities, Pay Underlying Reference:
Siemens Healthineers Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	100	(5)	—	(5)

UBS Securities, Receive Underlying Reference:
Daimler Monthly, Pay Variable (0.043)% (1M EUR
LIBOR + 0.35%) Monthly, 1/17/20	334	3	—	3

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Telefonica Deutschland Holding Monthly, Pay
Variable (0.043)% (1M EUR LIBOR + 0.35%)
Monthly, 1/17/20	52	1	—	1

UBS Securities, Receive Underlying Reference:
Volkswagen Monthly, Pay Variable (0.043)% (1M
EUR LIBOR + 0.35%) Monthly, 1/17/20	114	(2)	—	(2)

Total Germany			—	(27)

Ireland (0.0)%

Bank of America N. A. , Pay Underlying
Reference: Pentair Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	149	(4)	—	(4)

Citibank, Pay Underlying Reference: AIB Group
Monthly, Receive Variable (0.743)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/17/20	80	13	—	13

JPMorgan Chase, Receive Underlying
Reference: Linde Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	594	(37)	—	(37)

Morgan Stanley, Pay Underlying Reference:
Ingersoll-Rand Monthly, Receive Variable 2.014%
(1M USD LIBOR + (0.30)%) Monthly, 1/17/20	80	2	—	2

Morgan Stanley, Pay Underlying Reference:
Johnson Controls International Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	236	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Seagate Technology Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	323	14	—	14

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Pay Underlying Reference: CRH
Monthly, Receive Variable 0.319% (1M GBP
LIBOR + (0.40)%) Monthly, 1/17/20	122	(5)	—	(5)

Total Ireland			—	(20)

Italy 0.0%

Citibank, Pay Underlying Reference: Eni Monthly,
Receive Variable (0.743)% (1M EUR LIBOR +
(0.35)%) Monthly, 1/17/20	159	6	—	6

Morgan Stanley, Pay Underlying Reference:
doValue Monthly, Receive Variable (0.793)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/17/20	86	6	—	6

Morgan Stanley, Pay Underlying Reference:
Telecom Italia Monthly, Receive Variable
(0.793)% (1M EUR LIBOR + (0.40)%) Monthly,
1/17/20	125	(2)	—	(2)

UBS Securities, Pay Underlying Reference: Eni
Monthly, Receive Variable (0.793)% (1M EUR
LIBOR + (0.40)%) Monthly, 1/17/20	54	2	—	2

UBS Securities, Pay Underlying Reference: Eni
Monthly, Receive Variable (0.392)% (1M EUR
LIBOR + (0.40)%) Monthly, 1/17/20	78	3	—	3

UBS Securities, Receive Underlying Reference:
Salvatore Ferragamo Monthly, Pay Variable
(0.392)% (1M EUR LIBOR + 0.35%) Monthly,
1/17/20	84	(7)	—	(7)

Total Italy			—	8

Japan 0.1%

Citibank, Pay Underlying Reference: Ajinomoto
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	25,785	(13)	—	(13)

Citibank, Pay Underlying Reference: Calbee
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	18,422	(4)	—	(4)

Citibank, Pay Underlying Reference: East Japan
Railway Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	14,126	1	—	1

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Pay Underlying Reference: FamilyMart
UNY Holdings Monthly, Receive Variable
(1.858)% (1M JPY LIBOR + (1.75)%) Monthly,
1/20/20	16,307	13	—	13

Citibank, Pay Underlying Reference: Honda
Motor Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	13,048	5	—	5

Citibank, Pay Underlying Reference: Kakaku. com
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	12,550	(2)	—	(2)

Citibank, Pay Underlying Reference: Kao
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	12,249	2	—	2

Citibank, Pay Underlying Reference: KDDI
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	19,179	—	—	—

Citibank, Pay Underlying Reference: Nippon
Steel Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	4,187	2	—	2

Citibank, Pay Underlying Reference: Sysmex
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	8,081	(6)	—	(6)

Citibank, Pay Underlying Reference: Yamato
Holdings Monthly, Receive Variable (0.508)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	8,068	2	—	2

Citibank, Receive Underlying Reference: Fast
Retailing Monthly, Pay Variable 0.292% (1M JPY
LIBOR + 0.40%) Monthly, 1/20/20	13,894	(7)	—	(7)

Citibank, Receive Underlying Reference:
Hoshino Resorts REIT Monthly, Pay Variable
0.292% (1M JPY LIBOR + 0.40%) Monthly,
1/20/20	11,160	1	—	1

Citibank, Receive Underlying Reference: Mitsui
Fudosan Logistics Park Monthly, Pay Variable
0.292% (1M JPY LIBOR + 0.40%) Monthly,
1/20/20	20,436	3	—	3

Citibank, Receive Underlying Reference: NTT
DOCOMO Monthly, Pay Variable 0.292% (1M
JPY LIBOR + 0.40%) Monthly, 1/20/20	8,542	1	—	1

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Receive Underlying Reference: Round
One Monthly, Pay Variable 0.292% (1M JPY
LIBOR + 0.40%) Monthly, 1/20/20	4,805	3	—	3

Citibank, Receive Underlying Reference: Seria
Monthly, Pay Variable 0.292% (1M JPY LIBOR +
0.40%) Monthly, 1/20/20	6,357	3	—	3

Citibank, Receive Underlying Reference:
Sumitomo Metal Mining Monthly, Pay Variable
0.292% (1M JPY LIBOR + 0.40%) Monthly,
1/20/20	5,589	—	—	—

Citibank, Receive Underlying Reference: Takeda
Pharmaceutical Monthly, Pay Variable 0.292%
(1M JPY LIBOR + 0.40%) Monthly, 1/20/20	39,923	(23)	—	(23)

JPMorgan Chase, Receive Underlying
Reference: Hoshino Resorts REIT Monthly, Pay
Variable 0.292% (1M JPY LIBOR + 0.40%)
Monthly, 1/20/20	10,602	1	—	1

Morgan Stanley, Pay Underlying Reference:
Asahi Group Holdings Monthly, Receive Variable
(0.508)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/20	43,284	24	—	24

Morgan Stanley, Pay Underlying Reference:
Daifuku Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	19,890	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference: Eisai
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	6,598	1	—	1

Morgan Stanley, Pay Underlying Reference:
Hitachi Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	30,954	9	—	9

Morgan Stanley, Pay Underlying Reference:
Honda Motor Monthly, Receive Variable
(0.508)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/20	85,663	35	—	35

Morgan Stanley, Pay Underlying Reference:
Japan Tobacco Monthly, Receive Variable
(0.508)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/20	15,046	3	—	3

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
KDDI Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	12,595	—	—	—

Morgan Stanley, Pay Underlying Reference:
Nidec Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	11,456	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Nippon Steel Monthly, Receive Variable (0.508)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	16,749	9	—	9

Morgan Stanley, Pay Underlying Reference:
Nomura Holdings Monthly, Receive Variable
(0.508)% (1M JPY LIBOR + (0.40)%) Monthly,
1/17/20	4,582	3	—	3

Morgan Stanley, Pay Underlying Reference:
Omron Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	14,472	3	—	3

Morgan Stanley, Pay Underlying Reference: SG
Holdings Monthly, Receive Variable (0.508)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	33,055	12	—	12

Morgan Stanley, Pay Underlying Reference:
Subaru Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	18,737	11	—	11

Morgan Stanley, Pay Underlying Reference:
SUMCO Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	16,900	(11)	—	(11)

Morgan Stanley, Pay Underlying Reference:
Sysmex Monthly, Receive Variable (0.508)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/20	9,550	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Daikin Industries Monthly, Pay Variable 0.442%
(1M JPY LIBOR + 0.55%) Monthly, 1/20/20	14,055	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Hamamatsu Photonics Monthly, Pay Variable
0.442% (1M JPY LIBOR + 0.55%) Monthly,
1/20/20	28,968	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Isuzu Motors Monthly, Pay Variable 0.442% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/20	44,844	2	—	2

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.442% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/20	44,702	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Kusuri no Aoki Holdings Monthly, Pay Variable
0.451% (1M JPY LIBOR + 0.55%) Monthly,
1/17/20	11,971	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Nitori Holdings Monthly, Pay Variable 0.442%
(1M JPY LIBOR + 0.55%) Monthly, 1/20/20	20,482	1	—	1

Morgan Stanley, Receive Underlying Reference:
NTT DOCOMO Monthly, Pay Variable 0.442%
(1M JPY LIBOR + 0.55%) Monthly, 1/20/20	7,766	1	—	1

Morgan Stanley, Receive Underlying Reference:
ORIX Monthly, Pay Variable 0.442% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/20	15,646	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
ORIX Monthly, Pay Variable 0.454% (1M JPY
LIBOR + 0.55%) Monthly, 1/17/20	6,643	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Panasonic Monthly, Pay Variable 0.442% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/20	60,365	1	—	1

Morgan Stanley, Receive Underlying Reference:
Persol Holdings Monthly, Pay Variable 0.442%
(1M JPY LIBOR + 0.55%) Monthly, 1/20/20	4,594	2	—	2

Morgan Stanley, Receive Underlying Reference:
Seven & i Holdings Monthly, Pay Variable 0.451%
(1M JPY LIBOR + 0.55%) Monthly, 1/17/20	7,054	—	—	—

Morgan Stanley, Receive Underlying Reference:
Seven & i Holdings Monthly, Pay Variable 0.454%
(1M JPY LIBOR + 0.55%) Monthly, 1/17/20	7,141	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
SMC Monthly, Pay Variable 0.442% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/20	11,667	3	—	3

Morgan Stanley, Receive Underlying Reference:
Sompo Holdings Monthly, Pay Variable 0.442%
(1M JPY LIBOR + 0.55%) Monthly, 1/20/20	6,132	2	—	2

Morgan Stanley, Receive Underlying Reference:
Sony Monthly, Pay Variable 0.442% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/20	42,821	20	—	20

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Suzuki Motor Monthly, Pay Variable 0.442% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/20	16,553	(11)	—	(11)

Morgan Stanley, Receive Underlying Reference:
Takeda Pharmaceutical Monthly, Pay Variable
0.442% (1M JPY LIBOR + 0.55%) Monthly,
1/20/20	40,698	(23)	—	(23)

UBS Securities, Pay Underlying Reference: Eisai
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	50,383	7	—	7

UBS Securities, Pay Underlying Reference:
FamilyMart UNY Holdings Monthly, Receive
Variable (0.508)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/20/20	7,134	6	—	6

UBS Securities, Pay Underlying Reference:
Hirose Electric Monthly, Receive Variable
(0.508)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/20	11,970	4	—	4

UBS Securities, Pay Underlying Reference:
Honda Motor Monthly, Receive Variable
(0.458)% (1M JPY LIBOR + (0.35)%) Monthly,
1/20/20	5,673	2	—	2

UBS Securities, Pay Underlying Reference: Kao
Monthly, Receive Variable (0.508)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/20	10,616	2	—	2

UBS Securities, Pay Underlying Reference:
MS&AD Insurance Group Holdings Monthly,
Receive Variable (0.508)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/20/20	6,059	—	—	—

UBS Securities, Pay Underlying Reference:
Nomura Holdings Monthly, Receive Variable
(0.499)% (1M JPY LIBOR + (0.40)%) Monthly,
1/17/20	15,582	8	—	8

UBS Securities, Pay Underlying Reference:
Omron Monthly, Receive Variable (0.808)% (1M
JPY LIBOR + (0.70)%) Monthly, 1/20/20	12,328	2	—	2

UBS Securities, Pay Underlying Reference: Ono
Pharmaceutical Monthly, Receive Variable
(0.508)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/20	24,769	2	—	2

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Asics Monthly, Pay Variable 0.242% (1M JPY
LIBOR + 0.35%) Monthly, 1/20/20	5,308	1	—	1

UBS Securities, Receive Underlying Reference:
JINS Holdings Monthly, Pay Variable 0.242% (1M
JPY LIBOR + 0.35%) Monthly, 1/20/20	5,427	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
Kusuri no Aoki Holdings Monthly, Pay Variable
0.251% (1M JPY LIBOR + 0.35%) Monthly,
1/17/20	4,494	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
NTT DOCOMO Monthly, Pay Variable 0.242%
(1M JPY LIBOR + 0.35%) Monthly, 1/20/20	8,283	1	—	1

UBS Securities, Receive Underlying Reference:
Seven & i Holdings Monthly, Pay Variable 0.251%
(1M JPY LIBOR + 0.35%) Monthly, 1/17/20	17,458	1	—	1

UBS Securities, Receive Underlying Reference:
SMC Monthly, Pay Variable 0.242% (1M JPY
LIBOR + 0.35%) Monthly, 1/20/20	15,556	3	—	3

UBS Securities, Receive Underlying Reference:
Sumitomo Metal Mining Monthly, Pay Variable
0.242% (1M JPY LIBOR + 0.35%) Monthly,
1/20/20	1,553	—	—	—

UBS Securities, Receive Underlying Reference:
TechnoPro Holdings Monthly, Pay Variable
0.242% (1M JPY LIBOR + 0.35%) Monthly,
1/20/20	8,638	1	—	1

UBS Securities, Receive Underlying Reference:
Yume No Machi Souzou Iinkai Monthly, Pay
Variable 0.242% (1M JPY LIBOR + 0.35%)
Monthly, 1/20/20	5,868	—	—	—

Total Japan			—	73

Jersey (0.0)%

Citibank, Pay Underlying Reference: Ferguson
Monthly, Receive Variable 0.369% (1M GBP
LIBOR + (0.35)%) Monthly, 1/17/20	278	(18)	—	(18)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Pay Underlying Reference:
Ferguson Monthly, Receive Variable 0.319% (1M
GBP LIBOR + (0.40)%) Monthly, 1/17/20	73	(5)	—	(5)

Goldman Sachs, Receive Underlying Reference:
WPP Monthly, Pay Variable 1.119% (1M GBP
LIBOR + 0.40%) Monthly, 1/17/20	64	1	—	1

Morgan Stanley, Receive Underlying Reference:
Aptiv Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	137	12	—	12

UBS Securities, Receive Underlying Reference:
WPP Monthly, Pay Variable 1.069% (1M GBP
LIBOR + 0.35%) Monthly, 1/17/20	150	3	—	3

Total Jersey			—	(7)

Luxembourg (0.0)%

Citibank, Receive Underlying Reference: ADO
Properties Monthly, Pay Variable (0.043)% (1M
EUR LIBOR + 0.35%) Monthly, 1/17/20	45	(1)	—	(1)

Total Luxembourg			—	(1)

Netherlands 0.0%

Citibank, Receive Underlying Reference: ASML
Holding Monthly, Pay Variable (0.043)% (1M EUR
LIBOR + 0.35%) Monthly, 1/17/20	18	2	—	2

Goldman Sachs, Pay Underlying Reference: ING
Groep Monthly, Receive Variable (0.793)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/17/20	66	2	—	2

Morgan Stanley, Pay Underlying Reference: ING
Groep Monthly, Receive Variable (0.793)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/17/20	147	4	—	4

Morgan Stanley, Receive Underlying Reference:
ASML Holding Monthly, Pay Variable 0.157%
(1M EUR LIBOR + 0.55%) Monthly, 1/17/20	92	11	—	11

Morgan Stanley, Receive Underlying Reference:
Constellium Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	150	25	—	25

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Ferrari Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	54	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
ABN AMRO Bank Monthly, Pay Variable
(0.043)% (1M EUR LIBOR + 0.35%) Monthly,
1/17/20	53	(4)	—	(4)

UBS Securities, Receive Underlying Reference:
Airbus Monthly, Pay Variable (0.043)% (1M EUR
LIBOR + 0.35%) Monthly, 1/17/20	149	(1)	—	(1)

Total Netherlands			—	37

Norway 0.0%

Citibank, Pay Underlying Reference: Telenor
Monthly, Receive Variable 1.05% (1M NOK
NIBOR + (0.35)%) Monthly, 1/17/20	556	1	—	1

Morgan Stanley, Pay Underlying Reference:
Telenor Monthly, Receive Variable 1.00% (1M
NOK NIBOR + (0.40)%) Monthly, 1/17/20	1,139	2	—	2

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
DNB Monthly, Pay Variable 1.95% (1M NOK
NIBOR + 0.55%) Monthly, 1/17/20	727	(2)	—	(2)

Total Norway			—	1

Portugal 0.0%

Morgan Stanley, Receive Underlying Reference:
Galp Energia Monthly, Pay Variable 0.157% (1M
EUR LIBOR + 0.55%) Monthly, 1/17/20	302	1	—	1

Total Portugal			—	1

South Africa (0.0)%

Morgan Stanley, Receive Underlying Reference:
FirstRand Monthly, Pay Variable 6.675% (1M
JIBAR + 0.70%) Monthly, 1/20/20	2,093	(4)	—	(4)

Total South Africa			—	(4)

South Korea (0.0)%

UBS Securities, Receive Underlying Reference:
Samsung Electronics Monthly, Pay Variable
2.814% (1M USD LIBOR + 0.50%) Monthly,
1/17/20	157	(5)	—	(5)

Total South Korea			—	(5)

Spain (0.0)%

Citibank, Pay Underlying Reference: Siemens
Gamesa Renewable Energy Monthly, Receive
Variable (0.743)% (1M EUR LIBOR + (0.35)%)
Monthly, 1/17/20	23	4	—	4

Morgan Stanley, Pay Underlying Reference:
Siemens Gamesa Renewable Energy Monthly,
Receive Variable (0.793)% (1M EUR LIBOR +
(0.40)%) Monthly, 1/17/20	53	9	—	9

Morgan Stanley, Receive Underlying Reference:
Telefonica Monthly, Pay Variable 0.157% (1M
EUR LIBOR + 0.55%) Monthly, 1/17/20	77	(5)	—	(5)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Telefonica Monthly, Pay Variable (0.043)% (1M
EUR LIBOR + 0.35%) Monthly, 1/17/20	188	(14)	—	(14)

Total Spain			—	(6)

Sweden 0.0%

Citibank, Receive Underlying Reference: Boliden
Monthly, Pay Variable 0.143% (1M SEK STIBOR
+ 0.35%) Monthly, 1/17/20	212	1	—	1

Citibank, Receive Underlying Reference: Boliden
Monthly, Pay Variable 0.172% (1M SEK STIBOR
+ 0.35%) Monthly, 1/17/20	1,224	(1)	—	(1)

Goldman Sachs, Receive Underlying Reference:
Hexagon Monthly, Pay Variable (0.215)% (1M
SEK STIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—

Goldman Sachs, Receive Underlying Reference:
Hexagon Monthly, Pay Variable (0.179)% (1M
SEK STIBOR + 0.40%) Monthly, 1/17/20	166	—	—	—

Morgan Stanley, Pay Underlying Reference: Atlas
Copco, B Shares Monthly, Receive Variable
(0.578)% (1M SEK STIBOR + (0.40)%) Monthly,
1/17/20	1,669	(6)	—	(6)

Morgan Stanley, Pay Underlying Reference:
Skandinaviska Enskilda Banken, Class A
Monthly, Receive Variable (0.578)% (1M SEK
STIBOR + (0.40)%) Monthly, 1/17/20	836	3	—	3

Morgan Stanley, Receive Underlying Reference:
Boliden Monthly, Pay Variable 0.372% (1M SEK
STIBOR + 0.55%) Monthly, 1/17/20	2,857	(3)	—	(3)

UBS Securities, Pay Underlying Reference: Atlas
Copco, B Shares Monthly, Receive Variable
(0.578)% (1M SEK STIBOR + (0.40)%) Monthly,
1/17/20	725	(3)	—	(3)

UBS Securities, Receive Underlying Reference:
Epiroc, Class B Monthly, Pay Variable 0.172%
(1M SEK STIBOR + 0.35%) Monthly, 1/17/20	1,033	11	—	11

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Hexagon Monthly, Pay Variable 0.172% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/20	1,439	—	—	—

Total Sweden			—	2

Switzerland 0.1%

Citibank, Pay Underlying Reference: Credit
Suisse Group Monthly, Receive Variable (1.16)%
(1M CHF LIBOR + (0.35)%) Monthly, 1/17/20	89	1	—	1

Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable (1.16)% (1M CHF
LIBOR + (0.35)%) Monthly, 1/17/20	648	12	—	12

Citibank, Receive Underlying Reference: Cie
Financiere Richemont Monthly, Pay Variable
(0.465)% (1M CHF LIBOR + 0.35%) Monthly,
1/17/20	291	12	—	12

Citibank, Receive Underlying Reference: Roche
Holding Monthly, Pay Variable (0.465)% (1M CHF
LIBOR + 0.35%) Monthly, 1/17/20	145	1	—	1

Goldman Sachs, Pay Underlying Reference: TE
Connectivity Monthly, Receive Variable 1.914%
(1M USD LIBOR + (0.40)%) Monthly, 1/17/20	171	3	—	3

JPMorgan Chase, Pay Underlying Reference: TE
Connectivity Monthly, Receive Variable 2.014%
(1M USD LIBOR + (0.30)%) Monthly, 1/17/20	243	3	—	3

Morgan Stanley, Pay Underlying Reference:
Garmin Monthly, Receive Variable 1.914% (1M
USD LIBOR + (0.40)%) Monthly, 1/17/20	344	6	—	6

Morgan Stanley, Receive Underlying Reference:
Chubb Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	45	—	—	—

Morgan Stanley, Receive Underlying Reference:
Cie Financiere Richemont Monthly, Pay Variable
(0.265)% (1M CHF LIBOR + 0.55%) Monthly,
1/17/20	97	4	—	4

Morgan Stanley, Receive Underlying Reference:
Roche Holding Monthly, Pay Variable (0.265)%
(1M CHF LIBOR + 0.55%) Monthly, 1/17/20	239	3	—	3

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Roche Holding Monthly, Pay Variable (0.465)%
(1M CHF LIBOR + 0.35%) Monthly, 1/17/20	662	6	—	6

Total Switzerland			—	51

United Kingdom 0.1%

Citibank, Pay Underlying Reference: Aviva
Monthly, Receive Variable 0.369% (1M GBP
LIBOR + (0.35)%) Monthly, 1/17/20	525	27	—	27

Citibank, Pay Underlying Reference: Gates
Industrial Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	88	—	—	—

Citibank, Pay Underlying Reference: Informa
Monthly, Receive Variable 0.369% (1M GBP
LIBOR + (0.35)%) Monthly, 1/17/20	132	(6)	—	(6)

Citibank, Pay Underlying Reference: Royal Dutch
Shell, A Shares Monthly, Receive Variable
0.369% (1M GBP LIBOR + (0.35)%) Monthly,
1/17/20	299	—	—	—

Citibank, Pay Underlying Reference: Standard
Life Aberdeen Monthly, Receive Variable 0.369%
(1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	63	1	—	1

Citibank, Receive Underlying Reference:
Derwent London Monthly, Pay Variable 1.069%
(1M GBP LIBOR + 0.35%) Monthly, 1/17/20	159	(11)	—	(11)

Citibank, Receive Underlying Reference: iPath
Bloomberg Coffee Subindex Total Return ETN
Monthly, Pay Variable 2.614% (1M USD LIBOR +
0.30%) Monthly, 1/17/20	125	(14)	—	(14)

Citibank, Receive Underlying Reference: London
Stock Exchange Group Monthly, Pay Variable
1.069% (1M GBP LIBOR + 0.35%) Monthly,
1/17/20	99	20	—	20

Citibank, Receive Underlying Reference:
Prudential Monthly, Pay Variable 1.069% (1M
GBP LIBOR + 0.35%) Monthly, 1/17/20	59	(2)	—	(2)

Citibank, Receive Underlying Reference: RSA
Insurance Group Monthly, Pay Variable 1.069%
(1M GBP LIBOR + 0.35%) Monthly, 1/17/20	104	(7)	—	(7)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Receive Underlying Reference: Smith &
Nephew Monthly, Pay Variable 1.069% (1M GBP
LIBOR + 0.35%) Monthly, 1/17/20	35	2	—	2

Citibank, Receive Underlying Reference: Smiths
Group Monthly, Pay Variable 1.069% (1M GBP
LIBOR + 0.35%) Monthly, 1/17/20	134	3	—	3

Citibank, Receive Underlying Reference: Travis
Perkins Monthly, Pay Variable 1.069% (1M GBP
LIBOR + 0.35%) Monthly, 1/17/20	80	9	—	9

Goldman Sachs, Receive Underlying Reference:
Great Portland Estates Monthly, Pay Variable
1.119% (1M GBP LIBOR + 0.40%) Monthly,
1/17/20	58	(4)	—	(4)

Goldman Sachs, Receive Underlying Reference:
Smith & Nephew Monthly, Pay Variable 1.119%
(1M GBP LIBOR + 0.40%) Monthly, 1/17/20	80	6	—	6

Morgan Stanley, Pay Underlying Reference:
Informa Monthly, Receive Variable 0.319% (1M
GBP LIBOR + (0.40)%) Monthly, 1/17/20	154	(7)	—	(7)

Morgan Stanley, Pay Underlying Reference:
Standard Life Aberdeen Monthly, Receive
Variable 0.319% (1M GBP LIBOR + (0.40)%)
Monthly, 1/17/20	736	15	—	15

Morgan Stanley, Receive Underlying Reference:
AstraZeneca Monthly, Pay Variable 1.269% (1M
GBP LIBOR + 0.55%) Monthly, 1/17/20	51	7	—	7

Morgan Stanley, Receive Underlying Reference:
BP Monthly, Pay Variable 1.269% (1M GBP
LIBOR + 0.55%) Monthly, 1/17/20	165	2	—	2

Morgan Stanley, Receive Underlying Reference:
BT Group Monthly, Pay Variable 1.269% (1M
GBP LIBOR + 0.55%) Monthly, 1/17/20	194	4	—	4

Morgan Stanley, Receive Underlying Reference:
Derwent London Monthly, Pay Variable 1.269%
(1M GBP LIBOR + 0.55%) Monthly, 1/17/20	42	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
LivaNova Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	248	13	—	13

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Nielsen Holdings Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	164	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Smith & Nephew Monthly, Pay Variable 1.269%
(1M GBP LIBOR + 0.55%) Monthly, 1/17/20	204	15	—	15

Morgan Stanley, Receive Underlying Reference:
Weir Group Monthly, Pay Variable 1.269% (1M
GBP LIBOR + 0.55%) Monthly, 1/17/20	122	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
AstraZeneca Monthly, Pay Variable 1.069% (1M
GBP LIBOR + 0.35%) Monthly, 1/17/20	180	25	—	25

UBS Securities, Receive Underlying Reference:
BP Monthly, Pay Variable 1.069% (1M GBP
LIBOR + 0.35%) Monthly, 1/17/20	34	—	—	—

Total United Kingdom			—	92

United States (0.3)%

Bank of America N. A. , Pay Underlying
Reference: Apartment Investment &
Management, Class A Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	115	5	—	5

Bank of America N. A. , Pay Underlying
Reference: Coty, Class A Monthly, Receive
Variable 0.842% (1M USD LIBOR + (1.473)%)
Monthly, 1/17/20	197	4	—	4

Bank of America N. A. , Pay Underlying
Reference: Duke Energy Monthly, Receive
Variable 1.914% (1M USD LIBOR + (0.40)%)
Monthly, 1/17/20	155	5	—	5

Bank of America N. A. , Pay Underlying
Reference: FMC Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	346	(10)	—	(10)

Bank of America N. A. , Pay Underlying
Reference: Humana Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	184	(8)	—	(8)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Bank of America N. A. , Pay Underlying
Reference: Merck Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	761	(18)	—	(18)

Bank of America N. A. , Pay Underlying
Reference: Southwest Airlines Monthly, Receive
Variable 1.914% (1M USD LIBOR + (0.40)%)
Monthly, 1/17/20	161	3	—	3

Bank of America N. A. , Pay Underlying
Reference: UDR Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	159	—	—	—

Bank of America N. A. , Pay Underlying
Reference: UnitedHealth Group Monthly,
Receive Variable 1.914% (1M USD LIBOR +
(0.40)%) Monthly, 1/17/20	194	13	—	13

Bank of America N. A. , Pay Underlying
Reference: ViaSat Monthly, Receive Variable
1.446% (1M USD LIBOR + (0.869)%) Monthly,
1/17/20	83	2	—	2

Bank of America N. A. , Pay Underlying
Reference: ViaSat Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	50	2	—	2

Bank of America N. A. , Receive Underlying
Reference: Applied Materials Monthly, Pay
Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	92	6	—	6

Bank of America N. A. , Receive Underlying
Reference: Avery Dennison Monthly, Pay
Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	391	4	—	4

Bank of America N. A. , Receive Underlying
Reference: Cognizant Technology Solutions,
Class A Monthly, Pay Variable 2.714% (1M USD
LIBOR + 0.40%) Monthly, 1/17/20	146	(1)	—	(1)

Bank of America N. A. , Receive Underlying
Reference: Dow Monthly, Pay Variable 2.714%
(1M USD LIBOR + 0.40%) Monthly, 1/17/20	132	(7)	—	(7)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Bank of America N. A. , Receive Underlying
Reference: JB Hunt Transport Services Monthly,
Pay Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	941	98	—	98

Bank of America N. A. , Receive Underlying
Reference: Micron Technology Monthly, Pay
Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	22	—	—	—

Bank of America N. A. , Receive Underlying
Reference: Monolithic Power Systems Monthly,
Pay Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	115	3	—	3

Bank of America N. A. , Receive Underlying
Reference: Pioneer Natural Resources Monthly,
Pay Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	99	(2)	—	(2)

Bank of America N. A. , Receive Underlying
Reference: Targa Resources Monthly, Pay
Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	310	(11)	—	(11)

Bank of America N. A. , Receive Underlying
Reference: United Parcel Service, Class B
Monthly, Pay Variable 2.714% (1M USD LIBOR +
0.40%) Monthly, 1/17/20	315	40	—	40

Bank of America N. A. , Receive Underlying
Reference: Xilinx Monthly, Pay Variable 2.714%
(1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	—	(1)

Citibank, Pay Underlying Reference: BlackRock
Monthly, Receive Variable 2.014% (1M USD
LIBOR + (0.30)%) Monthly, 1/17/20	277	8	—	8

Citibank, Pay Underlying Reference: CSX
Monthly, Receive Variable 2.014% (1M USD
LIBOR + (0.30)%) Monthly, 1/17/20	412	43	—	43

Citibank, Pay Underlying Reference: Franklin
Electric Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	237	(7)	—	(7)

Citibank, Pay Underlying Reference: IQVIA
Holdings Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	340	(1)	—	(1)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Pay Underlying Reference: Stanley
Black & Decker Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	768	(4)	—	(4)

Citibank, Pay Underlying Reference: SVB
Financial Group Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	146	(8)	—	(8)

Citibank, Pay Underlying Reference: U. S.
Bancorp Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	201	(15)	—	(15)

Citibank, Receive Underlying Reference: Air
Products & Chemicals Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	120	—	—	—

Citibank, Receive Underlying Reference:
Ameriprise Financial Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	356	(12)	—	(12)

Citibank, Receive Underlying Reference: Cigna
Monthly, Pay Variable 2.614% (1M USD LIBOR +
0.30%) Monthly, 1/17/20	91	(5)	—	(5)

Citibank, Receive Underlying Reference: Exact
Sciences Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	116	(1)	—	(1)

Citibank, Receive Underlying Reference:
Halliburton Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	108	(2)	—	(2)

Citibank, Receive Underlying Reference: Liberty
Oilfield Services, Class A Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	124	(5)	—	(5)

Citibank, Receive Underlying Reference: NextEra
Energy Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	209	(2)	—	(2)

Citibank, Receive Underlying Reference: Paycom
Software Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	195	(2)	—	(2)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Receive Underlying Reference: Pfizer
Monthly, Pay Variable 2.614% (1M USD LIBOR +
0.30%) Monthly, 1/17/20	201	(19)	—	(19)

Citibank, Receive Underlying Reference:
Pluralsight, Class B Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	126	(2)	—	(2)

Citibank, Receive Underlying Reference: RPM
International Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	373	35	—	35

Citibank, Receive Underlying Reference:
Teucrium Sugar Fund Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	112	—	—	—

Citibank, Receive Underlying Reference:
VeriSign Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	195	(9)	—	(9)

Citibank, Receive Underlying Reference:
Westlake Chemical Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	249	(5)	—	(5)

Goldman Sachs, Pay Underlying Reference: 3M
Monthly, Receive Variable 1.914% (1M USD
LIBOR + (0.40)%) Monthly, 1/17/20	27	—	—	—

Goldman Sachs, Pay Underlying Reference:
Albemarle Monthly, Receive Variable 1.914%
(1M USD LIBOR + (0.40)%) Monthly, 1/17/20	61	—	—	—

Goldman Sachs, Pay Underlying Reference:
Hasbro Monthly, Receive Variable 1.914% (1M
USD LIBOR + (0.40)%) Monthly, 1/17/20	84	(9)	—	(9)

Goldman Sachs, Pay Underlying Reference:
HollyFrontier Monthly, Receive Variable 1.914%
(1M USD LIBOR + (0.40)%) Monthly, 1/17/20	410	(15)	—	(15)

Goldman Sachs, Pay Underlying Reference:
Hormel Foods Monthly, Receive Variable 1.914%
(1M USD LIBOR + (0.40)%) Monthly, 1/17/20	201	1	—	1

Goldman Sachs, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable 1.914% (1M USD LIBOR +
(0.40)%) Monthly, 1/17/20	27	(1)	—	(1)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Pay Underlying Reference:
Interpublic Group of Companies Monthly,
Receive Variable 1.914% (1M USD LIBOR +
(0.40)%) Monthly, 1/17/20	91	3	—	3

Goldman Sachs, Pay Underlying Reference:
Kellogg Monthly, Receive Variable 1.914% (1M
USD LIBOR + (0.40)%) Monthly, 1/17/20	168	(10)	—	(10)

Goldman Sachs, Pay Underlying Reference: Kraft
Heinz Monthly, Receive Variable 1.914% (1M
USD LIBOR + (0.40)%) Monthly, 1/17/20	311	(13)	—	(13)

Goldman Sachs, Pay Underlying Reference:
Parker-Hannifin Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	116	(5)	—	(5)

Goldman Sachs, Pay Underlying Reference:
Simon Property Group Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	135	—	—	—

Goldman Sachs, Pay Underlying Reference:
Smart Sand Monthly, Receive Variable (0.997)%
(1M USD LIBOR + (3.311)%) Monthly, 1/17/20	72	1	—	1

Goldman Sachs, Pay Underlying Reference:
Starbucks Monthly, Receive Variable 1.914%
(1M USD LIBOR + (0.40)%) Monthly, 1/17/20	392	(19)	—	(19)

Goldman Sachs, Pay Underlying Reference:
Zimmer Biomet Holdings Monthly, Receive
Variable 1.914% (1M USD LIBOR + (0.40)%)
Monthly, 1/17/20	110	(12)	—	(12)

Goldman Sachs, Receive Underlying Reference:
Amphenol, Class A Monthly, Pay Variable
2.714% (1M USD LIBOR + 0.40%) Monthly,
1/17/20	459	(27)	—	(27)

Goldman Sachs, Receive Underlying Reference:
AtriCure Monthly, Pay Variable 2.714% (1M USD
LIBOR + 0.40%) Monthly, 1/17/20	81	—	—	—

Goldman Sachs, Receive Underlying Reference:
Dollar Tree Monthly, Pay Variable 2.714% (1M
USD LIBOR + 0.40%) Monthly, 1/17/20	157	(14)	—	(14)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Receive Underlying Reference:
Encore Capital Group Monthly, Pay Variable
2.714% (1M USD LIBOR + 0.40%) Monthly,
1/17/20	231	17	—	17

Goldman Sachs, Receive Underlying Reference:
Fortive Monthly, Pay Variable 2.714% (1M USD
LIBOR + 0.40%) Monthly, 1/17/20	189	(11)	—	(11)

Goldman Sachs, Receive Underlying Reference:
International Paper Monthly, Pay Variable
2.714% (1M USD LIBOR + 0.40%) Monthly,
1/17/20	304	14	—	14

Goldman Sachs, Receive Underlying Reference:
Kansas City Southern Monthly, Pay Variable
2.714% (1M USD LIBOR + 0.40%) Monthly,
1/17/20	334	5	—	5

Goldman Sachs, Receive Underlying Reference:
Keane Group Monthly, Pay Variable 2.714% (1M
USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—

Goldman Sachs, Receive Underlying Reference:
McDonald's Monthly, Pay Variable 2.714% (1M
USD LIBOR + 0.40%) Monthly, 1/17/20	319	(6)	—	(6)

Goldman Sachs, Receive Underlying Reference:
Packaging Corp of America Monthly, Pay
Variable 2.714% (1M USD LIBOR + 0.40%)
Monthly, 1/17/20	397	15	—	15

Goldman Sachs, Receive Underlying Reference:
Pioneer Natural Resources Monthly, Pay Variable
2.714% (1M USD LIBOR + 0.40%) Monthly,
1/17/20	299	(6)	—	(6)

Goldman Sachs, Receive Underlying Reference:
Wayfair, Class A Monthly, Pay Variable 2.714%
(1M USD LIBOR + 0.40%) Monthly, 1/17/20	196	(26)	—	(26)

JPMorgan Chase, Pay Underlying Reference:
AmerisourceBergen Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	175	6	—	6

JPMorgan Chase, Pay Underlying Reference:
Apache Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	162	10	—	10

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Pay Underlying Reference:
Apple Monthly, Receive Variable 1.864% (1M
USD LIBOR + (0.45)%) Monthly, 1/17/20	364	(14)	—	(14)

JPMorgan Chase, Pay Underlying Reference:
Bank of America Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	67	(3)	—	(3)

JPMorgan Chase, Pay Underlying Reference: CH
Robinson Worldwide Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	263	3	—	3

JPMorgan Chase, Pay Underlying Reference:
Citizens Financial Group Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	349	(25)	—	(25)

JPMorgan Chase, Pay Underlying Reference:
DTE Energy Monthly, Receive Variable 2.014%
(1M USD LIBOR + (0.30)%) Monthly, 1/17/20	252	6	—	6

JPMorgan Chase, Pay Underlying Reference:
Expeditors International of Washington Monthly,
Receive Variable 2.014% (1M USD LIBOR +
(0.30)%) Monthly, 1/17/20	277	(8)	—	(8)

JPMorgan Chase, Pay Underlying Reference:
General Motors Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	302	(7)	—	(7)

JPMorgan Chase, Pay Underlying Reference:
Goldman Sachs Group Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	276	(11)	—	(11)

JPMorgan Chase, Pay Underlying Reference:
Hasbro Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	20	(2)	—	(2)

JPMorgan Chase, Pay Underlying Reference:
Henry Schein Monthly, Receive Variable 2.014%
(1M USD LIBOR + (0.30)%) Monthly, 1/17/20	98	7	—	7

JPMorgan Chase, Pay Underlying Reference:
Hershey Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	203	(19)	—	(19)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Pay Underlying Reference:
Hewlett Packard Enterprise Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	210	8	—	8

JPMorgan Chase, Pay Underlying Reference:
Intel Monthly, Receive Variable 2.014% (1M USD
LIBOR + (0.30)%) Monthly, 1/17/20	408	(3)	—	(3)

JPMorgan Chase, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable 2.014% (1M USD LIBOR +
(0.30)%) Monthly, 1/17/20	164	(5)	—	(5)

JPMorgan Chase, Pay Underlying Reference: L
Brands Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	145	4	—	4

JPMorgan Chase, Pay Underlying Reference:
Lowe's Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	168	9	—	9

JPMorgan Chase, Pay Underlying Reference:
Martin Marietta Materials Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	341	(34)	—	(34)

JPMorgan Chase, Pay Underlying Reference:
Oracle Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	262	13	—	13

JPMorgan Chase, Pay Underlying Reference:
Republic Services Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	369	(6)	—	(6)

JPMorgan Chase, Pay Underlying Reference:
Twitter Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	196	(18)	—	(18)

JPMorgan Chase, Pay Underlying Reference:
Verizon Communications Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	162	7	—	7

JPMorgan Chase, Pay Underlying Reference:
Vulcan Materials Co Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	324	(9)	—	(9)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: AXA Equitable Holdings Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	110	—	—	—

JPMorgan Chase, Receive Underlying
Reference: BWX Technologies Monthly, Pay
Variable 2.664% (1M USD LIBOR + 0.35%)
Monthly, 1/17/20	88	2	—	2

JPMorgan Chase, Receive Underlying
Reference: Carvana Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	99	(3)	—	(3)

JPMorgan Chase, Receive Underlying
Reference: Cboe Global Markets Monthly, Pay
Variable 2.664% (1M USD LIBOR + 0.35%)
Monthly, 1/17/20	269	(11)	—	(11)

JPMorgan Chase, Receive Underlying
Reference: Charles Schwab Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	183	13	—	13

JPMorgan Chase, Receive Underlying
Reference: Comcast, Class A Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	144	(5)	—	(5)

JPMorgan Chase, Receive Underlying
Reference: Conagra Brands Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	104	6	—	6

JPMorgan Chase, Receive Underlying
Reference: CVS Health Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	66	(1)	—	(1)

JPMorgan Chase, Receive Underlying
Reference: Entergy Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	251	1	—	1

JPMorgan Chase, Receive Underlying
Reference: Juniper Networks Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	193	(1)	—	(1)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: Kimberly-Clark Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	323	(9)	—	(9)

JPMorgan Chase, Receive Underlying
Reference: Kroger Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	162	(7)	—	(7)

JPMorgan Chase, Receive Underlying
Reference: McKesson Monthly, Pay Variable
2.572% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	236	1	—	1

JPMorgan Chase, Receive Underlying
Reference: McKesson Monthly, Pay Variable
2.598% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	268	(4)	—	(4)

JPMorgan Chase, Receive Underlying
Reference: MGM Resorts International Monthly,
Pay Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	169	3	—	3

JPMorgan Chase, Receive Underlying
Reference: Motorola Solutions Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	200	(8)	—	(8)

JPMorgan Chase, Receive Underlying
Reference: Netflix Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	56	(7)	—	(7)

JPMorgan Chase, Receive Underlying
Reference: Nevro Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	91	3	—	3

JPMorgan Chase, Receive Underlying
Reference: PACCAR Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	744	(15)	—	(15)

JPMorgan Chase, Receive Underlying
Reference: Philip Morris International Monthly,
Pay Variable 2.664% (1M USD LIBOR + 0.35%)
Monthly, 1/17/20	107	3	—	3

JPMorgan Chase, Receive Underlying
Reference: QUALCOMM Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	290	(9)	—	(9)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: State Street Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	92	4	—	4

JPMorgan Chase, Receive Underlying
Reference: Symantec Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	147	(8)	—	(8)

JPMorgan Chase, Receive Underlying
Reference: Wells Fargo Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	228	8	—	8

Morgan Stanley, Pay Underlying Reference: 3M
Monthly, Receive Variable 2.014% (1M USD
LIBOR + (0.30)%) Monthly, 1/17/20	76	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference: AMC
Networks, Class A Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	100	5	—	5

Morgan Stanley, Pay Underlying Reference: AMC
Networks, Class A Monthly, Receive Variable
2.224% (1M USD LIBOR + (0.32)%) Monthly,
1/17/20	22	—	—	—

Morgan Stanley, Pay Underlying Reference:
American Airlines Group Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	177	16	—	16

Morgan Stanley, Pay Underlying Reference:
Antero Resources Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	63	7	—	7

Morgan Stanley, Pay Underlying Reference: AO
Smith Monthly, Receive Variable 1.944% (1M
USD LIBOR + (0.37)%) Monthly, 1/17/20	340	(8)	—	(8)

Morgan Stanley, Pay Underlying Reference:
Bank of New York Mellon Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	106	(10)	—	(10)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Bristol-Myers Squibb Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	217	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Caterpillar Monthly, Receive Variable 2.014%
(1M USD LIBOR + (0.30)%) Monthly, 1/17/20	59	3	—	3

Morgan Stanley, Pay Underlying Reference:
Deere Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	249	1	—	1

Morgan Stanley, Pay Underlying Reference:
DENTSPLY SIRONA Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	94	4	—	4

Morgan Stanley, Pay Underlying Reference:
Discovery, Class A Monthly, Receive Variable
1.544% (1M USD LIBOR + (0.77)%) Monthly,
1/17/20	126	8	—	8

Morgan Stanley, Pay Underlying Reference:
Discovery, Class A Monthly, Receive Variable
2.224% (1M USD LIBOR + (0.73)%) Monthly,
1/17/20	15	—	—	—

Morgan Stanley, Pay Underlying Reference:
DISH Network, Class A Monthly, Receive
Variable 2.224% (1M USD LIBOR + (0.40)%)
Monthly, 1/17/20	72	4	—	4

Morgan Stanley, Pay Underlying Reference: Eli
Lilly Monthly, Receive Variable 1.872% (1M USD
LIBOR + (0.40)%) Monthly, 1/17/20	98	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference: Eli
Lilly Monthly, Receive Variable 1.898% (1M USD
LIBOR + (0.40)%) Monthly, 1/17/20	77	—	—	—

Morgan Stanley, Pay Underlying Reference:
Emerson Electric Monthly, Receive Variable
1.914% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	346	5	—	5

Morgan Stanley, Pay Underlying Reference: EQT
Monthly, Receive Variable 2.014% (1M USD
LIBOR + (0.30)%) Monthly, 1/17/20	56	2	—	2

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Estee Lauder, Class A Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	348	6	—	6

Morgan Stanley, Pay Underlying Reference: F5
Networks Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	196	—	—	—

Morgan Stanley, Pay Underlying Reference:
Goldman Sachs Group Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	120	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
Hanesbrands Monthly, Receive Variable 1.874%
(1M USD LIBOR + (0.44)%) Monthly, 1/17/20	96	3	—	3

Morgan Stanley, Pay Underlying Reference: Hess
Monthly, Receive Variable 1.914% (1M USD
LIBOR + (0.40)%) Monthly, 1/17/20	124	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference: HP
Monthly, Receive Variable 2.014% (1M USD
LIBOR + (0.30)%) Monthly, 1/17/20	213	3	—	3

Morgan Stanley, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable 1.954% (1M USD LIBOR +
(0.36)%) Monthly, 1/17/20	218	(7)	—	(7)

Morgan Stanley, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable 2.014% (1M USD LIBOR +
(0.30)%) Monthly, 1/17/20	144	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
Lumber Liquidators Holdings Monthly, Receive
Variable 1.302% (1M USD LIBOR + (0.96)%)
Monthly, 1/17/20	40	5	—	5

Morgan Stanley, Pay Underlying Reference:
Lumber Liquidators Holdings Monthly, Receive
Variable 1.354% (1M USD LIBOR + (0.96)%)
Monthly, 1/17/20	144	40	—	40

Morgan Stanley, Pay Underlying Reference:
McCormick Monthly, Receive Variable 2.014%
(1M USD LIBOR + (0.30)%) Monthly, 1/17/20	188	2	—	2

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference: Mid-
America Apartment Communities Monthly,
Receive Variable 2.014% (1M USD LIBOR +
(0.30)%) Monthly, 1/17/20	130	3	—	3

Morgan Stanley, Pay Underlying Reference:
Mohawk Industries Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	230	38	—	38

Morgan Stanley, Pay Underlying Reference:
Moody's Monthly, Receive Variable 1.914% (1M
USD LIBOR + (0.40)%) Monthly, 1/17/20	177	(8)	—	(8)

Morgan Stanley, Pay Underlying Reference:
National Oilwell Varco Monthly, Receive Variable
1.964% (1M USD LIBOR + (0.35)%) Monthly,
1/17/20	359	(38)	—	(38)

Morgan Stanley, Pay Underlying Reference:
Northern Trust Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	167	(15)	—	(15)

Morgan Stanley, Pay Underlying Reference:
Prospect Capital Monthly, Receive Variable
(0.826)% (1M USD LIBOR + (3.14)%) Monthly,
1/17/20	115	—	—	—

Morgan Stanley, Pay Underlying Reference:
Range Resources Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	80	4	—	4

Morgan Stanley, Pay Underlying Reference:
Robert Half International Monthly, Receive
Variable 1.932% (1M USD LIBOR + (0.33)%)
Monthly, 1/17/20	44	2	—	2

Morgan Stanley, Pay Underlying Reference:
Robert Half International Monthly, Receive
Variable 1.984% (1M USD LIBOR + (0.33)%)
Monthly, 1/17/20	88	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Rockwell Automation Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	394	(3)	—	(3)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Southwestern Energy Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	62	11	—	11

Morgan Stanley, Pay Underlying Reference:
United States Natural Gas Fund Monthly,
Receive Variable (1.576)% (1M USD LIBOR +
(3.89)%) Monthly, 1/17/20	55	4	—	4

Morgan Stanley, Pay Underlying Reference:
United Technologies Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	133	—	—	—

Morgan Stanley, Pay Underlying Reference:
Valero Energy Monthly, Receive Variable 2.014%
(1M USD LIBOR + (0.30)%) Monthly, 1/17/20	244	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference:
Varian Medical Systems Monthly, Receive
Variable 2.014% (1M USD LIBOR + (0.30)%)
Monthly, 1/17/20	268	36	—	36

Morgan Stanley, Pay Underlying Reference:
ViaSat Monthly, Receive Variable 2.224% (1M
USD LIBOR + (0.40)%) Monthly, 1/17/20	25	—	—	—

Morgan Stanley, Pay Underlying Reference:
Western Digital Monthly, Receive Variable
2.014% (1M USD LIBOR + (0.30)%) Monthly,
1/17/20	148	2	—	2

Morgan Stanley, Pay Underlying Reference: WW
Grainger Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	175	(13)	—	(13)

Morgan Stanley, Pay Underlying Reference:
Xerox Holdings Monthly, Receive Variable
1.841% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	139	10	—	10

Morgan Stanley, Pay Underlying Reference:
Xerox Holdings Monthly, Receive Variable
2.224% (1M USD LIBOR + (0.40)%) Monthly,
1/17/20	13	—	—	—

Morgan Stanley, Pay Underlying Reference:
Zoetis Monthly, Receive Variable 2.014% (1M
USD LIBOR + (0.30)%) Monthly, 1/17/20	399	(5)	—	(5)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
AbbVie Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	367	(20)	—	(20)

Morgan Stanley, Receive Underlying Reference:
Aerojet Rocketdyne Holdings Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	169	(11)	—	(11)

Morgan Stanley, Receive Underlying Reference:
Alaska Air Group Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	129	—	—	—

Morgan Stanley, Receive Underlying Reference:
Alphabet, Class A Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	213	12	—	12

Morgan Stanley, Receive Underlying Reference:
Altria Group Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	170	(8)	—	(8)

Morgan Stanley, Receive Underlying Reference:
American Airlines Group Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	202	(18)	—	(18)

Morgan Stanley, Receive Underlying Reference:
American International Group Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	292	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Applied Materials Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	138	10	—	10

Morgan Stanley, Receive Underlying Reference:
Aqua America Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	115	1	—	1

Morgan Stanley, Receive Underlying Reference:
AtriCure Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	54	1	—	1

Morgan Stanley, Receive Underlying Reference:
Campbell Soup Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	528	2	—	2

Morgan Stanley, Receive Underlying Reference:
Ceridian HCM Holding Monthly, Pay Variable
2.224% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	104	3	—	3

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Concho Resources Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	40	—	—	—

Morgan Stanley, Receive Underlying Reference:
DocuSign Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	108	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Domino's Pizza Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	123	(12)	—	(12)

Morgan Stanley, Receive Underlying Reference:
Electronic Arts Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	42	—	—	—

Morgan Stanley, Receive Underlying Reference:
Facebook, Class A Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	166	(8)	—	(8)

Morgan Stanley, Receive Underlying Reference:
Fifth Third Bancorp Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	315	21	—	21

Morgan Stanley, Receive Underlying Reference:
FleetCor Technologies Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	117	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Fortune Brands Home & Security Monthly, Pay
Variable 2.537% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	170	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Freeport-McMoRan Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	205	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Gardner Denver Holdings Monthly, Pay Variable
2.572% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	33	—	—	—

Morgan Stanley, Receive Underlying Reference:
General Electric Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	111	2	—	2

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Halliburton Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	347	(8)	—	(8)

Morgan Stanley, Receive Underlying Reference:
Howard Bancorp Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	55	—	—	—

Morgan Stanley, Receive Underlying Reference:
Intercontinental Exchange Monthly, Pay Variable
2.541% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	70	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
iRhythm Technologies Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	80	3	—	3

Morgan Stanley, Receive Underlying Reference:
JB Hunt Transport Services Monthly, Pay
Variable 2.614% (1M USD LIBOR + 0.30%)
Monthly, 1/17/20	129	14	—	14

Morgan Stanley, Receive Underlying Reference:
Keane Group Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	67	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
KKR, Class A Monthly, Pay Variable 2.864% (1M
USD LIBOR + 0.55%) Monthly, 1/17/20	144	1	—	1

Morgan Stanley, Receive Underlying Reference:
Mastercard, Class A Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	56	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Microchip Technology Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	231	4	—	4

Morgan Stanley, Receive Underlying Reference:
Micron Technology Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	311	2	—	2

Morgan Stanley, Receive Underlying Reference:
Microsoft Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	195	(4)	—	(4)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
NIKE, Class B Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	117	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
NVIDIA Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	217	1	—	1

Morgan Stanley, Receive Underlying Reference:
NVR Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	100	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Occidental Petroleum Monthly, Pay Variable
2.614% (1M USD LIBOR + 0.30%) Monthly,
1/17/20	311	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
PACCAR Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	178	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Preferred Bank Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	49	5	—	5

Morgan Stanley, Receive Underlying Reference:
Public Storage Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	321	(10)	—	(10)

Morgan Stanley, Receive Underlying Reference:
QUALCOMM Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	98	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Sage Therapeutics Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	32	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
salesforce. com Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	1,266	(42)	—	(42)

Morgan Stanley, Receive Underlying Reference:
Sealed Air Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	225	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Sempra Energy Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	127	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Steel Dynamics Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	151	5	—	5

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
ViewRay Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	51	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Visa, A Shares Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	72	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Wayfair, Class A Monthly, Pay Variable 2.614%
(1M USD LIBOR + 0.30%) Monthly, 1/17/20	15	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Wynn Resorts Monthly, Pay Variable 2.614% (1M
USD LIBOR + 0.30%) Monthly, 1/17/20	334	(20)	—	(20)

Morgan Stanley, Receive Underlying Reference:
Xilinx Monthly, Pay Variable 2.614% (1M USD
LIBOR + 0.30%) Monthly, 1/17/20	40	(2)	—	(2)

Total United States			—	(176)

Total Bilateral Total Return Swaps			—	(28)

Total Bilateral Swaps			$(2)	$ (32)

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver		Gain/(Loss)
Deutsche Bank	8/30/19	USD	267	NOK	2,323	$ 5
Deutsche Bank	8/30/19	USD	151	NZD	227	2
Deutsche Bank	8/30/19	USD	1,090	SEK	10,297	22
Deutsche Bank	8/30/19	INR	80,096	USD	1,156	(2)
Deutsche Bank	9/3/19	BRL	508	USD	135	(2)
JPMorgan Chase	8/29/19	TRY	5,641	USD	989	10
JPMorgan Chase	8/30/19	RUB	58,288	USD	919	(8)
Morgan Stanley	8/2/19	USD	224	BRL	844	3
Morgan Stanley	8/2/19	USD	219	BRL	844	(2)
Morgan Stanley	8/2/19	BRL	1,688	USD	448	(5)
Morgan Stanley	8/30/19	USD	452	KRW	532,056	4
Morgan Stanley	9/3/19	USD	162	BRL	612	2
State Street	8/30/19	USD	66	CAD	87	—
State Street	8/30/19	USD	1,211	CHF	1,198	3
State Street	8/30/19	USD	1,032	EUR	924	6
State Street	8/30/19	USD	283	GBP	227	6
UBS Investment Bank	8/30/19	MXN	21,659	USD	1,131	(7)
UBS Investment Bank	8/30/19	ZAR	3,261	USD	229	(3)
Net unrealized gain (loss) on open forward
currency exchange contracts						$ 34

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 3 CAC40 10 Euro Index contracts	8/19	183	$(1)
Short, 1 DAX Index contracts	9/19	(337)	(3)
Long, 2 Euro BOBL contracts	9/19	299	3
Long, 11 Euro BTP contracts	9/19	1,702	125
Short, 5 Euro BUND contracts	9/19	(969)	(23)
Long, 9 Euro BUXL thirty year bond contracts	9/19	2,082	119
Long, 3 Euro OAT contracts	9/19	555	17
Long, 9 FTSE 100 Index contracts	9/19	825	29
Long, 4 FTSE/MIB Index contracts	9/19	473	20
Long, 12 Government of Australia Bonds ten year
contracts	9/19	1,192	20
Long, 2 Government of Canada Bonds ten year
contracts	9/19	216	1
Long, 6 Hang Seng Index contracts	8/19	1,064	(25)
Long, 7 Long Gilt contracts	9/19	1,131	35
Short, 4 MSCI Emerging Markets Index contracts	9/19	(205)	(1)
Short, 7 OMXS30 Index contracts	8/19	(116)	(1)
Long, 4 S&P 500 E-Mini Index contracts	9/19	596	(9)
Long, 6 S&P/TSX 60 Index contracts	9/19	890	2
Long, 9 SPI 200 Index contracts	9/19	1,039	43
Short, 4 Tokyo Price Index contracts	9/19	(576)	(8)
Long, 22 U.S. Treasury Long Bonds contracts	9/19	3,423	55
Long, 37 U. S. Treasury Notes two year contracts	9/19	7,933	13
Long, 2 Ultra U. S. Treasury Bonds contracts	9/19	355	5
Net payments (receipts) of variation margin to date			(412)

Variation margin receivable (payable) on open futures
contracts			$4

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND
July 31, 2019 (Unaudited)

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T Rowe Price Dynamic Credit
Fund - I Class		$—	$(14)	$6
T. Rowe Price Dynamic Global
Bond Fund - I Class		(146)	—	196
T. Rowe Price Ultra Short-Term
Bond Fund - I Class		20	127	503
T. Rowe Price Government
Reserve Fund		—	—	151
T. Rowe Price Short-Term Fund		—	—	—++
Totals		$(126)#	$113	$856+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T Rowe Price Dynamic
Credit Fund - I Class	$—	$ 5,606	$ —	$5,592
T. Rowe Price Dynamic
Global Bond Fund - I Class	10,633	8,711	(15,229)	4,115
T. Rowe Price Ultra Short-
Term Bond Fund - I Class	23,687	510	(4,400)	19,924
T. Rowe Price Government
Reserve Fund	11,569	¤	¤	5,856
T. Rowe Price Short-Term
Fund	875	¤	¤	1,289
				$36,776^
#		Capital gain distributions from mutual funds represented $153 of the net realized gain
(loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+		Investment income comprised $856 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $36,683.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus. The fund incepted on
February 23, 2018.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

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Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

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Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Bank Loans	$—	$ 8,152	$ 805	$ 8,957
Bond Mutual Funds	29,631	—	—	29,631
Common Stocks	651	1,223	—	1,874
Convertible Preferred Stocks	—	1,446	—	1,446
Fixed Income Securities[1]	—	12,013	—	12,013
Preferred Stocks	338	—	—	338
Short-Term Investments	5,856	—	—	5,856
Securities Lending Collateral	1,289	—	—	1,289
Options Purchased	—	67	—	67
Total Securities	37,765	22,901	805	61,471
Swaps	—	1,536	—	1,536
Forward Currency Exchange Contracts	—	63	—	63
Futures Contracts	4	—	—	4
Total	$37,769	$ 24,500	$ 805	$ 63,074
Liabilities
Options Written	$27	$ 50	$ —	$ 77
Swaps	—	1,570	—	1,570
Forward Currency Exchange Contracts	—	29	—	29
Total	$27	$ 1,649	$ —	$ 1,676

[1] Includes Corporate Bonds, Government Bonds.

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Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $(1,000) for the period ended July 31, 2019.

($000s)		Gain
	Beginning	(Loss)			Ending
	Balance	During	Total	Total	Balance
	11/1/18	Period	Purchases	Sales	7/31/19
Investment in Securities
Bank Loans	$105	$(1)	$701	$ –	$ 805